Segment information - Schedule of Acquisition of Intangible Assets, Property, Plant and Equipment and Investments Accounted for Using the Equity Method by Segment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reportable segments
Disclosure of operating segments [line items]
Investments accounted for using the equity method	€ 262	€ 285	€ 250
Acquisitions of property, plant and equipment	1,719	1,606	1,479
Acquisitions of other intangible assets	1,305	595	565
Pharmaceuticals
Disclosure of operating segments [line items]
Investments accounted for using the equity method			159
Acquisitions of property, plant and equipment			1,024
Acquisitions of other intangible assets			451
Vaccines
Disclosure of operating segments [line items]
Investments accounted for using the equity method			91
Acquisitions of property, plant and equipment			382
Acquisitions of other intangible assets			108
Biopharma
Disclosure of operating segments [line items]
Investments accounted for using the equity method	234	248
Acquisitions of property, plant and equipment	1,619	1,529
Acquisitions of other intangible assets	1,287	574
Consumer Healthcare
Disclosure of operating segments [line items]
Investments accounted for using the equity method	28	37	0
Acquisitions of property, plant and equipment	100	77	73
Acquisitions of other intangible assets	€ 18	€ 21	€ 6